Quarterly Financial Data (Unaudited) (Summary of Company's Quarterly Operating Results) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total net operating revenues	$ 515,240	$ 543,939	$ 529,737	$ 549,551	$ 558,226	$ 543,143	$ 538,352	$ 547,617	$ 2,138,467	$ 2,187,338	$ 2,145,500
Net income (loss)	(90,092)	(6,452)	(243,966)	(4,687)	781	(4,075)	2,205	5,824	(345,197)	4,735	7,353
Less: Net income (loss) attributable to noncontrolling interests	574	507	1,095	315	1,360	1,638	775	(375)	2,491	3,398	(448)
Net income (loss) attributable to Quorum Health Corporation	$ (90,666)	$ (6,959)	$ (245,061)	$ (5,002)	$ (579)	$ (5,713)	$ 1,430	$ 6,199	$ (347,688)	$ 1,337	$ 7,801
Earnings (loss) per share attributable to Quorum Health Corporation stockholders:
Basic and diluted	$ (3.19)	$ (0.24)	$ (8.63)	$ (0.18)	$ (0.02)	$ (0.20)	$ 0.05	$ 0.22	$ (12.24)	$ 0.05	$ 0.27
Weighted-average shares outstanding:
Basic and diluted	28,416,801	28,413,532	28,412,720	28,412,054	28,412,054	28,412,054	28,412,054	28,412,054	28,413,247	28,412,054	28,412,054